Vector Variable Annuity
                           Vector II Variable Annuity

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                          Supplement dated May 22, 2007
                        to Prospectuses Dated May 1, 2007

This supplement will alter the prospectuses listed above in the following manner:

On the first page of the prospectus, in the fifth paragraph, the second sentence:

          Change 79 investment divisions to 80 investment divisions

On the first page of the prospectus, add the following under the bulleted list of series or trust:

          Northern Lights Variable Trust

On page two of the prospectuses under "SEPARATE ACCOUNT INVESTMENT PORTFOLIOS" add the following investment portfolio:

          Critical Math Portfolio

Under "SEPARATE ACCOUNT C AND THE FUNDS" subsection "The Funds" in the first sentence:

          Change 79 portfolios to 80 portfolios

Under "SEPARATE ACCOUNT C AND THE FUNDS" subsection "The Funds" add the following to the numbered list:

          Northern Lights Variable Trust

Under "SEPARATE ACCOUNT C AND THE FUNDS" subsection "Investment Policies Of The Funds' Portfolios" add the following to the table:

      --------------------------------- ----------------------------------------
      Portfolio                         Objective
      --------------------------------------------------------------------------
      Northern Lights Variable Trust
      --------------------------------- ----------------------------------------
      Critical Math Portfolio           Seeks growth and risk-adjusted total
                                        return. The Portfolio's investment
                                        objective is a non-fundamental policy
                                        and may be changed upon 60 days' written
                                        notice to investors.
      --------------------------------- ----------------------------------------

Under "SEPARATE ACCOUNT C AND THE FUNDS" subsection "Investment Policies Of The Funds' Portfolios" under the table in the first paragraph, add the following fund manager:

      Critical Math Advisors LLC only manages the Critical Math Portfolio of the Northern Lights Variable Trust